(Loss) earnings per share (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Notes and other explanatory information [abstract]
Net loss attributable to shareholders	$ (20,376)	$ (2,521)	$ (24,544)	$ (1,540)
Weighted average number of common shares for basic EPS(1)	309,346,357	293,529,403	302,086,119	292,593,795
Weighted average number of common shares for diluted EPS(1)	309,346,357	293,529,403	302,086,119	292,593,795